Other comprehensive income (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	$ (2,012)	$ (2,523)
Other comprehensive (loss) income before reclassifications	(2,358)	440
Amounts reclassified from OCI	120	66
Total other comprehensive income (loss), net of tax	(2,238)	506	(125)
Less: Amounts attributable to noncontrolling interests	(9)	(5)
Balance at the end of the period	(4,241)	(2,012)	(2,523)
Foreign currency translation adjustment
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(431)	(580)
Other comprehensive (loss) income before reclassifications	(1,680)	141
Total other comprehensive income (loss), net of tax	(1,680)	141
Less: Amounts attributable to noncontrolling interests	(9)	(8)
Balance at the end of the period	(2,102)	(431)
Unrealized gains (losses) on available-for-sale securities
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	7	24
Other comprehensive (loss) income before reclassifications	(9)	(4)
Amounts reclassified from OCI	15	(13)
Total other comprehensive income (loss), net of tax	6	(17)
Balance at the end of the period	13	7
Pension and other post-retirement plan adjustments
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(1,610)	(2,004)
Other comprehensive (loss) income before reclassifications	(617)	275
Amounts reclassified from OCI	96	122
Total other comprehensive income (loss), net of tax	(521)	397
Less: Amounts attributable to noncontrolling interests		3
Balance at the end of the period	(2,131)	(1,610)
Unrealized gains (losses) of cash flow hedge derivatives
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	22	37
Other comprehensive (loss) income before reclassifications	(52)	28
Amounts reclassified from OCI	9	(43)
Total other comprehensive income (loss), net of tax	(43)	(15)
Balance at the end of the period	$ (21)	$ 22